Condensed Financial Information of the Parent Company - Balance Sheets (Details) - USD ($)	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Current assets
Cash	$ 548,151			$ 135,125	$ 4,925,165	$ 2,590,539
Non-current assets
Total Assets	38,191,746			30,482,631
Current liabilities
Convertible notes payable				2,926,361
Due to related parties	1,716,270			2,652,882
Other current liabilities	807,012			871,679
Total Liabilities	9,036,589			8,145,080
Shareholders' equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 20,517,703 and 12,589,857 shares issued and outstanding at September 30, 2020 and 2019, respectively	20,518	$ 200,000	$ 20,000	12,590
Additional paid-in capital	20,335,228			15,762,867
Retained earnings	6,770,426			6,321,384
Total Equity	29,155,157			22,337,551	$ 19,213,642	$ 10,652,914
Total Liabilities and Equity	38,191,746			30,482,631
Reportable legal entity | FMI
Current assets
Cash	2,122			635,295
Non-current assets
Investment in subsidiaries	30,217,865			27,638,317
Total Assets	30,219,987			28,273,612
Current liabilities
Convertible notes payable				2,926,361
Due to related parties	1,894,811			2,652,882
Other current liabilities	40,000
Total Liabilities	1,934,811			5,579,243
Commitments and contingencies
Shareholders' equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 20,517,703 and 12,589,857 shares issued and outstanding at September 30, 2020 and 2019, respectively	20,518			12,590
Additional paid-in capital	20,335,228			15,762,867
Retained earnings	7,929,430			6,918,912
Total Equity	28,285,176			22,694,369
Total Liabilities and Equity	$ 30,219,987			$ 29,367,052